Acquisitions of Sagtec Group Sdn Bhd - Schedule of the Company Accounted the Transaction (Details) - Dec. 31, 2024	MYR (RM)	USD ($)
Acquisitions of Sagtec Group Sdn Bhd [Abstract]
Cash consideration	RM 457	$ 100
Book value of 98.04% of Share Capital of Sagtec Group Sdn Bhd	(1,017,702)	(227,651)
Bargain purchase accounted as merger reserve in equity	RM 1,017,245	$ 227,551